UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31,
Date of reporting period: June 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Permal Tactical Allocation Fund

Managed by PERMAL ASSET MANAGEMENT INC. LEGG MASON GLOBAL ASSET ALLOCATION, LLC

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Permal Tactical Allocation Fund

The Fund is managed as a tactical asset allocation program. The Fund seeks to provide total return in excess of a traditional 60/30/10 (equity/fixed income/cash) portfolio over the medium term.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Fund expenses	2

Consolidated schedule of investments	4

Consolidated statement of assets and liabilities	6

Consolidated statement of operations	7

Consolidated statement of changes in net assets	8

Consolidated financial highlights	9

Notes to consolidated financial statements	14

Board approval of management and subadvisory agreements	20

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Permal Asset Management Inc. (“Permal”) and Legg Mason Global Asset Allocation, LLC (“LMGAA”) are the Fund’s subadvisers. LMPFA, Permal and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy remained weak during the six-month period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)[i] contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Permal Tactical Allocation Fund | I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.
•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.
•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the six months ended June 30, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in January and February 2009, with the Index returning -8.43% and -10.65%, respectively. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply, rising approximately 36% from their March low through the end of June 2009. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index gained 3.16% over the six-month period.

Both short- and long-term Treasury yields fluctuated during the six months ended June 30, 2009. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury

II | Legg Mason Permal Tactical Allocation Fund

yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the period at 1.11% and 3.53%. Over the six months ended June 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended June 30, 2009, the Barclays Capital U.S. Aggregate Indexv returned 1.90%.

Performance review

For the period from inception on April 13, 2009 through June 30, 2009, Class A shares of Legg Mason Permal Tactical Allocation Fund, excluding sales charges, returned 8.49%. The Fund’s unmanaged benchmarks, the MSCI World Indexvi, the Barclays Capital U.S. Aggregate Index and the Citigroup 90-Day U.S. Treasury Bill Indexvii, returned 12.37%, 1.49% and 0.03%[1], respectively, for the same period. The 60/30/10 Compositeviii returned 8.30% over the same time frame. The Lipper Global Flexible Portfolio Funds Category Average[2] returned 6.82% for the period from April 30, 2009 through June 30, 2009.

[1]	Return is for the period from April 30, 2009 through June 30, 2009.
[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from April 30, 2009 through June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 154 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Permal Tactical Allocation Fund | III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of June 30, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION* (not annualized)

Permal Tactical Allocation Fund – Class A Shares	8.49%
MSCI World Index	12.37%
Barclays Capital U.S. Aggregate Index	1.49%
Citigroup 90-Day U.S. Treasury Bill Index	0.03%[1]
60/30/10 Composite	8.30%
Lipper Global Flexible Portfolio Funds Category Average[2]	6.82%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 8.31%, Class FI shares returned 8.49%, Class I shares returned 8.49% and Class IS shares returned 8.57% over the period from inception on April 13, 2009 through June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Please note that the Fund has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

* The Fund’s inception date is April 13, 2009.

TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated April 13, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.92%, 2.67%, 1.92%, 1.67% and 1.57%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets will not exceed 1.75% for Class A shares, 2.50% for Class C shares, 1.75% for Class FI shares, 1.50% for Class I shares and 1.50% for Class IS shares until April 30, 2012. The expenses of the underlying funds are subject to these expense limitations.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Return is for the period from April 30, 2009 through June 30, 2009.
[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from April 30, 2009 through June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 154 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

IV | Legg Mason Permal Tactical Allocation Fund

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

• Fund prices and performance,
• Market insights and commentaries from our portfolio managers, and
• A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Consolidated Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2009

Legg Mason Permal Tactical Allocation Fund | V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investing in equity securities involves market risk. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may invest in hedge funds, private investments, commodities, foreign currencies, infrastructure investments, and real estate. These investments are speculative, may be illiquid, and involve substantial risks. Short selling may result in significant losses. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds are rated below investment grade and involve greater credit and liquidity risk than higher-rated securities. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. There are additional risks and other expenses associated with investing in underlying funds rather than directly in portfolio securities. For instance, the underlying funds may borrow money to leverage their investments. Leverage may result in greater volatility of investment returns and may increase a shareholder’s risk of loss. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds. For example, shareholders will pay management fees of both the Fund and the underlying funds. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.
[v]

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.
vii	The Citigroup 90-Day U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury Bills.
viii

The 60/30/10 Composite is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 60% MSCI World Index, 30% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index and 10% 90-Day Treasury Bill Index. The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Citigroup 90-Day U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury Bills.

VI | Legg Mason Permal Tactical Allocation Fund

Fund at a glance (unaudited)

LEGG MASON PERMAL TACTICAL ALLOCATION FUND BREAKDOWN (%) As of June 30, 2009†:

% of Total Long-Term Investments		Top 5 Sectors

■	7.2 Western Asset Funds	U.S. Government Agency
	Inc. - Western Asset Core	Mortgage-Backed Securities
	Bond Portfolio, Institutional	Corporate Bonds and Notes
	Select Class Shares	Mortgage-Backed Securities
U.S. Government and Agency
Obligations
Yankee Bonds

■	7.2 Legg Mason Charles	Foreign Government
	Street Trust, Inc. - Global	Obligations
	Opportunities Bond Fund,	Corporate Bonds and Notes
	Institutional Select Class	Mortgage-Backed Securities
	Shares	U.S. Government and Agency
Obligations
Yankee Bonds

■	7.0 iShares Trust - iShares	Financials
	iBoxx Investment Grade	Health Care
	Corporate Bond Fund	Consumer Services
Consumer Goods
Oil & Gas

■	5.2 Legg Mason Global	Financials
	Trust, Inc. - Legg Mason	Industrials
	International Equity Trust,	Health Care
	Institutional Select Class	Energy
	Shares	Consumer Staples

■	5.1 Legg Mason Partners	Commercial Paper Certificates of Deposit U.S. Government Agencies Time Deposits Corporate Bonds & Notes
Institutional Trust - CitiSM
Institutional Liquid Reserves,
Class A Shares

■	5.0 iShares Trust - iShares	Financials
	MSCI Emerging Markets	Energy
	Index Fund	Information Technology
Materials
Telecommunication Services

■	5.0 iShares Trust - iShares	U.S. Treasury Securities
	Barclays TIPS Bond Fund	Short-Term Securities

■	5.0 Legg Mason Partners	Collateralized Mortgage
	Income Trust - Legg Mason	Obligations
	Partners Adjustable	U.S. Government Agencies
	Rate Income Fund,	Collateralized Senior Loans
	Class I Shares	Corporate Bonds & Notes
Asset-Backed Securities

■	4.9 Legg Mason Partners	Information Technology
	Equity Trust - Legg Mason	Industrials
	Partners Appreciation Fund,	Financials
	Class IS Shares	Energy
Consumer Staples

■	4.8 iShares Trust -	Financials
	iShares MSCI Pacific	Materials
	ex-Japan Index Fund	Industrials
Consumer Staples
Energy

% of Total Long-Term Investments		Top 5 Sectors

■	4.2 Western Asset Funds	Corporate Bonds and Notes
	Inc. - Western Asset High	Loan Participation and
	Yield Portfolio, Institutional	Assignments
	Select Class Shares	Yankee Bonds
Preferred Stocks
Mortgage-Backed Securities

■	4.1 John Hancock Funds II -	Consumer Discretionary
	John Hancock Floating Rate	Health Care
	Income Fund	Materials
Industrials
Telecommunication Services

■	4.0 Calamos Investment Trust -	Information Technology
	Calamos Convertible	Health Care
	Fund, Class I	Energy
Materials
Industrials

■	4.0 Legg Mason Partners	Mortgage-Backed Securities
	Income Trust - Legg Mason	Collateralized Mortgage
	Partners Government	Obligations
	Securities Fund, Class I Shares	U.S. Treasury Inflation
Protected Securities
Asset-Backed Securities
U.S. Government & Agency
Obligations

■	4.0 The Royce Fund -	Industrial Products
	Royce Special Equity Fund,	Consumer Products
	Institutional Class Shares	Consumer Services
Industrial Services
Health

■	3.9 iShares Trust -	U.S. Government Securities
iShares Barclays 1-3
Year Treasury Bond Fund

■	3.3 PowerShares QQQ TrustSM,	Information Technology
	Series 1	Health Care
Consumer Discretionary
Industrials
Consumer Staples

■	3.2 Rydex Series Funds -	Energy
	Managed Futures	U.S. Government Securities
	Strategy Fund, H Class	Euro
Yen
Grains

■	3.0 Legg Mason Partners	Health Care
	Equity Trust - Legg Mason	Energy
	Partners Aggressive Growth	Consumer Discretionary
	Fund, Class IS Shares	Information Technology
Industrials

■	2.7 SPDR Gold Trust	Gold

■	2.2 The Royce Fund - Royce	Natural Resources
	Value Fund, Institutional	Technology
	Class Shares	Industrial Products
Financial Intermediaries
Industrial Services

■	2.0 Market Vectors ETF Trust -	Basic Material (Gold Mining)
Gold Miners ETF

■	1.0 Calamos Convertible	Information Technology
	Opportunities and Income	Consumer Discretionary
	Fund	Financial
Materials
Energy

■	1.0 PowerShares DB	Crude Oil
	Commodity Index Tracking	Heating Oil
	Fund	Aluminum
Corn
Wheat

■	1.0 PowerShares DB Multi-	Corn
	Sector Commodity Trust -	Soybeans
	PowerShares DB Agriculture	Sugar
	Fund	Wheat

† Subject to change at any time

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 1

Fund expenses (unaudited)

Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 13, 2009 (inception date) and held for the period ended June 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[3]	EXPENSES PAID DURING THE PERIOD[4]

Class A	8.49%	$1,000.00	$1,084.90	1.13%	$2.55

Class C	8.31	1,000.00	1,083.10	1.85	4.17

Class FI	8.49	1,000.00	1,084.90	1.13	2.55

Class I	8.49	1,000.00	1,084.90	0.86	1.94

Class IS	8.57	1,000.00	1,085.70	0.88	1.99

[1]	For the period April 13, 2009 (inception date) through June 30, 2009.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the underlying funds in which the Fund invests.
[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2 | Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[2]	EXPENSES PAID DURING THE PERIOD[3]

Class A	5.00%	$1,000.00	$1,008.38	1.13%	$2.46

Class C	5.00	1,000.00	1,006.82	1.85	4.02

Class FI	5.00	1,000.00	1,008.38	1.13	2.46

Class I	5.00	1,000.00	1,008.96	0.86	1.87

Class IS	5.00	1,000.00	1,008.92	0.88	1.91

[1]	For the period April 13, 2009 (inception date) through June 30, 2009.
[2]	The expense ratios do not include expenses of the underlying funds in which the Fund invests.
[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 3

Consolidated schedule of investments (unaudited)
June 30, 2009

LEGG MASON PERMAL TACTICAL ALLOCATION FUND
SHARES	DESCRIPTION	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 94.8%
21,506	Calamos Investment Trust - Calamos Convertible Fund, Class I	$ 330,335
7,903	Calamos Convertible Opportunities and Income Fund	82,744
	iShares Trust:
3,800	iShares Barclays 1-3 Year Treasury Bond Fund	318,098
4,030	iShares Barclays TIPS Bond Fund	409,569
5,740	iShares iBoxx Investment Grade Corporate Bond Fund	575,607
12,850	iShares MSCI Emerging Markets Index Fund	414,156
12,550	iShares MSCI Pacific ex-Japan Index Fund	397,459
38,914	John Hancock Funds II - John Hancock Floating Rate Income Fund	340,112
61,887	Legg Mason Charles Street Trust, Inc. - Global Opportunities Bond Fund,
	Institutional Select Class Shares(a)	586,692
40,657	Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust,
	Institutional Select Class Shares(a)	429,740
	Legg Mason Partners Equity Trust:
3,176	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	246,430
38,288	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	402,790
	Legg Mason Partners Income Trust:
53,548	Legg Mason Partners Adjustable Rate Income Fund, Class I Shares(a)	407,501
34,982	Legg Mason Partners Government Securities Fund, Class I Shares(a)	330,227
4,400	Market Vectors ETF Trust - Gold Miners ETF*	166,144
2,950	PowerShares DB Multi-Sector Commodity Trust - PowerShares DB
	Agriculture Fund*	75,078
3,450	PowerShares DB Commodity Index Tracking Fund*	78,039
7,350	PowerShares QQQ TrustSM, Series 1	267,393
	The Royce Fund:
22,010	Royce Special Equity Fund, Institutional Class Shares(a)	326,403
22,421	Royce Value Fund, Institutional Class Shares*(a)	181,161
9,844	Rydex Series Funds - Managed Futures Strategy Fund, H Class	264,498
2,415	SPDR Gold Trust	220,200
	Western Asset Funds Inc.:
61,191	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	588,047
47,974	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	347,333
418,765	Legg Mason Partners Institutional Trust - CitiSM Institutional Liquid
	Reserves, Class A Shares(a)	418,765

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE
	SHORT-TERM INVESTMENT (Cost — $7,793,919)	8,204,521

See Notes to Financial Statements.

4 | Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report

LEGG MASON PERMAL TACTICAL ALLOCATION FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 5.0%
	Repurchase Agreement — 5.0%
$432,000	State Street Bank & Trust Co., dated 6/30/09, 0.000% due 7/1/09;
	Proceeds at maturity — $432,000; (Fully collateralized by U.S. Treasury
	Bills, 0.000% due 12/10/09; Market value — $444,377)
	(Cost — $432,000)	$ 432,000

	TOTAL INVESTMENTS — 99.8% (Cost — $8,225,919#)	8,636,521
	Other Assets in Excess of Liabilities — 0.2%	19,587

	TOTAL NET ASSETS — 100.0%	$8,656,108

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Legg Mason, Inc.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 5

Consolidated statement of assets and
liabilities (unaudited)
June 30, 2009

ASSETS:
Investments in affiliated Underlying Funds, at cost	$4,025,801
Investments in unaffiliated Underlying Funds, at cost	4,200,118
Investments in affiliated Underlying Funds, at value	4,265,089
Investments in unaffiliated Underlying Funds, at value	4,371,432
Cash	620
Receivable for Fund shares sold	455,526
Receivable from investment manager	33,786
Dividends receivable from unaffiliated Underlying Fund	292
Receivable for securities sold	66
Total Assets	9,126,811
LIABILITIES:
Payable for securities purchased	329,193
Payable for offering and organization costs	104,364
Trustees’ fees payable	3,942
Distribution fees payable	1,444
Accrued expenses	31,760
Total Liabilities	470,703
TOTAL NET ASSETS	$8,656,108
NET ASSETS:
Par value (Note 6)	$ 7
Paid-in capital in excess of par value	8,152,180
Undistributed net investment income	41,642
Accumulated net realized gain on sale of Underlying Funds	51,677
Net unrealized appreciation on Underlying Funds	410,602
TOTAL NET ASSETS	$8,656,108
Shares Outstanding:
Class A	454,755
Class C	51,464
Class FI	8,772
Class I	174,268
Class IS	8,772
Net Asset Value:
Class A (and redemption price)	$12.40
Class C*	$12.38
Class FI (and redemption price)	$12.40
Class I (and redemption price)	$12.40
Class IS (and redemption price)	$12.41
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.16

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

6 | Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report

Consolidated statement of operations (unaudited)
For the Period Ended June 30, 2009†

INVESTMENT INCOME:
Income distributions from affiliated Underlying Funds	$30,212
Income distributions from unaffiliated Underlying Funds	26,902
Interest	8
Total Investment Income	57,122
EXPENSES:
Organization fees	94,500
Offering costs	54,326
Audit and tax	10,814
Investment management fee (Note 2)	9,054
Custody fees	8,912
Shareholder reports (Note 5)	6,035
Trustees’ fees	4,012
Legal fees	4,005
Distribution fees (Notes 2 and 5)	3,334
Registration fees	2,598
Transfer agent fees (Note 5)	2,307
Insurance	1,082
Miscellaneous expenses	2,280
Total Expenses	203,259
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(187,779)
Net Expenses	15,480
NET INVESTMENT INCOME	41,642
REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS AND
SALE OF UNDERLYING FUNDS (NOTES 1 AND 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	15,439
Sale of unaffiliated Underlying Funds	36,238
Net Realized Gain	51,677
Change in Net Unrealized Appreciation/Depreciation From:
Affiliated Underlying Funds	239,289
Unaffiliated Underlying Funds	171,313
Change in Net Unrealized Appreciation/Depreciation	410,602
NET GAIN ON UNDERLYING FUNDS	462,279
INCREASE IN NET ASSETS FROM OPERATIONS	$503,921

† For the period April 9, 2009 (commencement of operations) to June 30, 2009.

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 7

Consolidated statement of changes in
net assets

FOR THE PERIOD ENDED JUNE 30, 2009† (unaudited)	2009
OPERATIONS:
Net investment income	$41,642
Net realized gain	51,677
Change in net unrealized appreciation/depreciation	410,602
Increase in Net Assets From Operations	503,921
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	8,272,802
Cost of shares repurchased	(120,615)
Increase in Net Assets From Fund Share Transactions	8,152,187
INCREASE IN NET ASSETS	8,656,108
NET ASSETS:
Beginning of period	—
End of period*	$8,656,108
*Includes undistributed net investment income of:	$41,642

† For the period April 9, 2009 (commencement of operations) to June 30, 2009.

See Notes to Financial Statements.

8 | Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report

Consolidated financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	20092†
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME FROM OPERATIONS:
Net investment income	0.07
Net realized and unrealized gain	0.93
Total income from operations	1.00
NET ASSET VALUE, END OF PERIOD	$12.40
Total return[3]	8.49%
NET ASSETS, END OF PERIOD (000s)	$5,639
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]	15.80%
Net expenses[4,5,6,7]	1.13
Net investment income[5]	2.74
PORTFOLIO TURNOVER RATE	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Information is provided for the period April 9, 2009, when the fund began investment operations, to June 30, 2009, except for the fund’s total return. which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[3]

The total return is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to June 30, 2009 is 8.77%. Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class A shares will not exceed 1.75% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios.

[7]	Reflects fee waivers and/or expense reimbursements.
†	Unaudited.

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 9

Consolidated financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	20092†

NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME FROM OPERATIONS:
Net investment income	0.09
Net realized and unrealized gain	0.89

Total income from operations	0.98

NET ASSET VALUE, END OF PERIOD	$12.38

Total return[3]	8.31%

NET ASSETS, END OF PERIOD (000s)	$637

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]	12.31%
Net expenses[4,5,6,7]	1.85
Net investment income[5]	3.41

PORTFOLIO TURNOVER RATE	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Information is provided for the period April 9, 2009, when the fund began investment operations, to June 30, 2009, except for the fund’s total return. which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[3]

The total return is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to June 30, 2009 is 8.60%. Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class C shares will not exceed 2.50% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios.

[7]	Reflects fee waivers and/or expense reimbursements.
†	Unaudited.

See Notes to Financial Statements.

10 | Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS FI SHARES[1]	20092†

NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME FROM OPERATIONS:
Net investment income	0.07
Net realized and unrealized gain	0.93

Total income from operations	1.00

NET ASSET VALUE, END OF PERIOD	$12.40

Total return[3]	8.49%

NET ASSETS, END OF PERIOD (000s)	$109

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]	16.20%
Net expenses[4,5,6,7]	1.13
Net investment income[5]	2.67

PORTFOLIO TURNOVER RATE	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Information is provided for the period April 9, 2009, when the fund began investment operations, to June 30, 2009, except for the fund’s total return. which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[3]

The total return is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to June 30, 2009 is 8.77% Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class FI shares will not exceed 1.75% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios.

[7]	Reflects fee waivers and/or expense reimbursements.
†	Unaudited.

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 11

Consolidated financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	20092†

NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME FROM OPERATIONS:
Net investment income	0.11
Net realized and unrealized gain	0.89

Total income from operations	1.00

NET ASSET VALUE, END OF PERIOD	$12.40

Total return[3]	8.49%

NET ASSETS, END OF PERIOD (000s)	$2,162

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]	7.93%
Net expenses[4,5,6,7]	0.86
Net investment income[5]	4.37

PORTFOLIO TURNOVER RATE	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Information is provided for the period April 9, 2009, when the fund began investment operations, to June 30, 2009, except for the fund’s total return. which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[3]

The total return is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to June 30, 2009 is 8.77%. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class I shares will not exceed 1.50% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios.

[7]	Reflects fee waivers and/or expense reimbursements.
†	Unaudited.

See Notes to Financial Statements.

12 | Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009	2†
NET ASSET VALUE, BEGINNING OF PERIOD		$11.40
INCOME FROM OPERATIONS:
Net investment income		0.08
Net realized and unrealized gain		0.93
Total income from operations		1.01
NET ASSET VALUE, END OF PERIOD		$12.41
Total return[3]		8.57%
NET ASSETS, END OF PERIOD (000s)		$109
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]		15.95%
Net expenses[4,5,6,7]		0.88
Net investment income[5]		2.92
PORTFOLIO TURNOVER RATE		19%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Information is provided for the period April 9, 2009, when the fund began investment operations, to June 30, 2009, except for the fund’s total return. which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[3]

The total return is provided for the period April 13, 2009, when the fund began offering its shares to the public, to June 30, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to June 30, 2009 is 8.86%. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class IS shares will not exceed 1.50% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios.

[7]	Reflects fee waivers and/or expense reimbursements.
†	Unaudited.

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 13

Notes to consolidated financial statements
(unaudited)

1. Organization and significant accounting policies
Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

14  | Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 3)
Investments in Underlying funds†	$8,204,521	—	—
Short-term investments†	—	$432,000	—
Total	$8,204,521	$432,000	—

†	See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 15

Notes to consolidated financial statements
(unaudited) continued

to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Permal Asset Management Inc. (“Permal”) and Legg Mason Global Asset Allocation, LLC (“LMGAA”) are the Fund’s subadvisers. LMPFA, Permal and LMGAA are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments.

During the period ended June 30, 2009, the Fund’s Class A, C, FI, I and IS shares had contractual expense limitations in place of 1.75%, 2.50%, 1.75%, 1.50%, and 1.50%, respectively, of the average daily net assets of each class. Taxes, extraordinary expenses, incentive or performance-based fees of underlying funds and brokerage commissions (including brokerage commissions paid on

16  | Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report

purchases and sales of closed-end funds, ETFs, ETNs and other assets) are excluded from this waiver/reimbursement agreement. Management has contractually agreed to cap expenses on all classes until April 30, 2012. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Fund’s most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the period ended June 30, 2009, LMPFA waived a portion of its fee and reimbursed expenses in the amount of $187,779.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended June 30, 2009, LMIS and its affiliates received sales charges of approximately $3,000 on sales of the Fund’s Class A shares. In addition, for the period ended June 30, 2009, CDSCs paid to LMIS and its affiliates were approximately:

CLASS C
CDSCs	$0*

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments
During the period ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$9,025,428
Sales	1,283,283

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 17

Notes to consolidated financial statements
(unaudited) continued

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$418,409
Gross unrealized depreciation	(7,807)
Net unrealized appreciation	$410,602

4. Derivative instruments and hedging activities
Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2009, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements
The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, C and FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of Class C shares. Distribution fees are accrued daily and paid monthly.

For the period ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES†	TRANSFER AGENT FEES†	SHAREHOLDER REPORTS EXPENSES†
Class A	$2,757	$1,930	$5,527
Class C	520	220	139
Class FI	57	39	120
Class I	—	78	129
Class IS	—	40	120
Total	$3,334	$2,307	$6,035

†	For the period April 9, 2009 (commencement of operations) to June 30, 2009.

18  | Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report

For the period ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/ REIMBURSEMENTS†

Class A	$161,831
Class C	5,429
Class FI	3,452
Class I	13,614
Class IS	3,453

Total	$187,779

†	For the period April 9, 2009 (commencement of operations) to June 30, 2009.

6. Shares of beneficial interest
At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	PERIOD ENDED JUNE 30, 2009†

	SHARES	AMOUNT

Class A
Shares sold	464,255	$5,344,535
Shares repurchased	(9,500)	(119,626)

Net increase	454,755	$5,224,909

Class C
Shares sold	51,545	$624,704
Shares repurchased	(81)	(989)

Net increase	51,464	$623,715

Class FI
Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class I
Shares sold	174,268	$2,103,563

Net increase	174,268	$2,103,563

Class IS
Shares sold	8,772	$100,000

Net increase	8,772	$100,000

†	For the period April 9, 2009 (commencement of operations) to June 30, 2009.

Legg Mason Permal Tactical Allocation Fund 2009 Semi-Annual Report | 19

Board approval of management and
subadvisory agreements (unaudited)

At meetings of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with administrative and certain oversight services and manages the Fund’s overnight cash and short-term instruments, and the sub-advisory agreements, pursuant to which Permal Asset Management Inc. provides day-to-day management of the Fund’s portfolio and Legg Mason Global Asset Allocation, LLC provides certain compliance and portfolio execution services to the Fund. (Permal Asset Management Inc. and Legg Mason Global Asset Allocation, LLC are collectively referred to as the “Sub-Advisers,” and the management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and Legg Mason Global Asset Allocation, LLC are wholly-owned subsidiaries and Permal Asset Management Inc. is a subsidiary of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason Partners fund complex, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Board members of

20  | Legg Mason Permal Tactical Allocation Fund

funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and the Sub-Advisers were committed to providing the resources necessary to assist the portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Advisers and the oversight to be provided by the Manager. The Board also considered the Manager’s and the Sub-Advisers’ brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Advisers.

Management fees and expense ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers would not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s

Legg Mason Permal Tactical Allocation Fund | 21

Board approval of management and
subadvisory agreements (unaudited) continued

chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s proposed distribution arrangements, including how amounts to be received by the Fund’s distributor would be expended, and the estimated fees to be received and estimated expenses to be incurred in connection with such arrangements by affiliates of the Manager. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of comparable retail front-end load funds, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds. The Board also noted that the Manager had contractually agreed to waive fees and/or reimburse the Fund’s expenses if such expenses exceed certain amounts until at least April 30, 2012.

Economies of scale
The Board noted that as the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative expense information and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other benefits to the manager
The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

22  | Legg Mason Permal Tactical Allocation Fund

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Legg Mason Permal Tactical Allocation Fund

Trustees
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
     Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome K. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager
Legg Mason Partners Fund
Advisor, LLC

Subadvisers
Legg Mason Global Asset
Allocation, LLC

Permal Asset Management Inc.

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust
Company

Transfer agent
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered
public accounting firm
KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Permal Tactical Allocation Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PERMAL TACTICAL ALLOCATION FUND Legg Mason Funds 55 Water Street New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Permal Tactical Allocation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

PRMLO11932 8/09 SR09-887

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: September 2, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: September 2, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: September 2, 2009